                                                          FILE NUMBER 028-00568

                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

         Report for the Calendar Year or Quarter Ended March 31, 2007

                     If amended report check here: ______

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 15th day of May, 2007.

                                              By: /s/ William M Lane
                                                  -----------------------------
                                                  William M Lane,
                                                  Vice President for Torray LLC

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March 31, 2007          Form 13F - Torray LLC

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
Item 1              Item 2   Item 3      Item 4      Item 5             Item 6            Item 7           Item 8
------             -------- --------- ------------- --------- -------------------------- -------- ------------------------
                                                                        Invest                        Voting Authority
                                                              --------------------------          ------------------------
                   Title of  CUSIP     Fair Market   Total                                          (a)      (b)    (c)
Name of Issuer      Class    Number       Value      Shares   (a)Sole (b)Shared (c)Other Managers   Sole    Shared  None
--------------     -------- --------- ------------- --------- ------- --------- -------- -------- --------- ------ -------
Abbott
  Laboratories      common  002824100    94,097,214 1,686,330    X                         All    1,554,230   --   132,100
Akamai
  Technologies
  Inc.              common  00971T101     2,296,320    46,000    X                         All       46,000   --        --
AMBAC
  Financial
  Group, Inc.       common  023139108   111,191,705 1,287,090    X                         All    1,192,015   --    95,075
American
  Express
  Company           common  025816109    51,689,359   916,478    X                         All      826,253   --    90,225
American
  International
  Group, Inc.       common  026874107    20,873,827   310,530    X                         All      244,130   --    66,400
Amgen Inc.          common  031162100    83,870,851 1,500,910    X                         All    1,377,460   --   123,450
Anheuser-Busch
  Companies,
  Inc.              common  035229103    51,138,687 1,013,450    X                         All      887,750   --   125,700
Applied
  Materials, Inc.   common  038222105    99,839,090 5,449,732    X                         All    5,009,407   --   440,325
Automatic Data
  Processing,
  Inc.              common  053015103    56,896,426 1,175,546    X                         All    1,050,546   --   125,000
Barr
  Pharmaceuticals,
  Inc.              common  068306109     5,677,875   122,500    X                         All      122,500   --        --
Boston Scientific
  Corporation       common  101137107     2,035,600   140,000    X                         All      140,000   --        --
Calamos Asset
  Management,
  Inc.              common  12811R104    31,491,377 1,410,904    X                         All    1,343,404   --    67,500
Cardinal Health,
  Inc.              common  14149Y108   110,862,115 1,519,700    X                         All    1,408,800   --   110,900
CB Richard Ellis
  Group, Inc.       common  12497T101     7,078,678   207,100    X                         All      207,100   --        --
CBRE Realty
  Finance Inc.      common  12498B208     4,312,980   326,000    X                         All      326,000   --        --
Cephalon Inc.       common  156708109     7,441,445   104,500    X                         All      104,500   --        --
Danaher
  Corporation       common  235851102    55,079,876   770,887    X                         All      703,087   --    67,800
Eli Lilly and
  Company           common  532457108    73,841,851 1,374,825    X                         All    1,226,100   --   148,725
EMC
  Corporation       common  268648102   104,956,685 7,578,100    X                         All    7,016,000   --   562,100
Emerson Electric
  Co.               common  291011104    37,383,419   867,566    X                         All      696,366   --   171,200
Fairfax Financial
  Holdings
  Limited           common  303901102    76,461,405   340,464    X                         All      340,464   --        --
First Data
  Corporation       common  319963104    48,720,446 1,811,169    X                         All    1,652,269   --   158,900
Franklin
  Resources,
  Inc.              common  354613101    60,270,004   498,800    X                         All      428,100   --    70,700
Gannett Co., Inc.   common  364730101    47,989,026   852,532    X                         All      772,132   --    80,400
General
  Dynamics
  Corporation       common  369550108    56,370,288   737,831    X                         All      669,231   --    68,600
General Electric
  Company           common  369604103    22,472,341   635,530    X                         All      530,730   --   104,800
Haemonetics
  Corporation       common  405024100    46,773,375 1,000,500    X                         All    1,000,500   --        --
Honeywell
  International
  Inc.              common  438516106    29,774,566   646,430    X                         All      556,230   --    90,200
Illinois Tool
  Works Inc.        common  452308109    79,442,070 1,539,575    X                         All    1,389,400   --   150,175
Intel Corporation   common  458140100    60,390,655 3,156,856    X                         All    2,866,056   --   290,800
Johnson &
  Johnson           common  478160104    58,643,827   973,180    X                         All      874,780   --    98,400
JPMorgan
  Chase & Co.       common  46625H100    69,554,813 1,437,677    X                         All    1,300,442   --   137,235
LaBranche & Co
  Inc.              common  505447102    24,424,512 2,993,200    X                         All    2,993,200   --        --
Level 3
  Communications,
  Inc.              common  52729N100    15,259,150 2,501,500    X                         All    2,501,500   --        --
Live Nation         common  538034109     3,698,293   167,647    X                         All      167,647   --        --
Markel
  Corporation       common  570535104    63,854,535   131,705    X                         All      131,705   --        --
Marsh &
  McLennan
  Companies,
  Inc.              common  571748102    61,674,137 2,105,638    X                         All    1,975,538   --   130,100
Medtronic, Inc.     common  585055106   115,630,986 2,356,930    X                         All    2,183,630   --   173,300
Monsanto
  Company           common  61166W101     2,368,776    43,100    X                         All       43,100   --        --
O'Reilly
  Automotive,
  Inc.              common  686091109    45,627,092 1,378,462    X                         All    1,346,262   --    32,200
Owens Corning       common  690742101    49,943,736 1,567,600    X                         All    1,436,800   --   130,800
Polycom Inc.        common  73172K104     1,436,523    43,100    X                         All       43,100   --        --
SLM
  Corporation       common  78442P106    53,022,760 1,296,400    X                         All    1,172,100   --   124,300
Teva
  Pharmaceuticals
  Ind Ltd           common  881624209     4,966,961   132,700    X                         All      132,700   --        --
The Goldman
  Sachs Group,
  Inc.              common  38141G104    57,843,382   279,937    X                         All      250,637   --    29,300
The McClatchy
  Company           common  579489105     8,909,310   281,851    X                         All      263,521   --    18,330
The Walt Disney
  Company           common  254687106    50,267,284 1,459,985    X                         All    1,203,110   --   256,875
The Western
  Union
  Company           common  959802109    39,755,160 1,811,169    X                         All    1,652,269   --   158,900
Time Warner
  Inc.              common  887317105    33,784,304 1,713,200    X                         All    1,486,400   --   226,800
Tribune
  Company           common  896047107    62,933,802 1,959,944    X                         All    1,823,844   --   136,100
United
  Technologies
  Corporation       common  913017109    61,998,365   953,821    X                         All      825,371   --   128,450
W.R. Grace &
  Co.               common  38388F108    50,200,510 1,900,095    X                         All    1,900,095   --        --
                                      -------------
                                      2,476,517,775
                                      =============
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